Contract Assets and Contract Liabilities (Tables)	3 Months Ended
Mar. 31, 2018
Notes To Financial Statements [Abstract]
Contract assets and liabilities

Contract assets consist of the following:

	March 31,	December 31,
	2018	2017

Distribution license	$40,000	$-
Refurbishment license	15,700	-
	$55,700	$-

Contract liabilities consist of the following:

	March 31,	December 31,
	2018	2017

Distribution license	$54,444	$-
Service agreement	37,553	-
Initial warranty	13,636	-
Tiered pricing	3,581	-
Total Contract liabilities	109,214	-
Non-Current	(73,374)	-
Total Current	$35,840	$-